Stock-based compensation (Tables)	12 Months Ended
Mar. 31, 2015
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of Weighted Average Fair Value of Stock Options Granted

The weighted-average fair value of the stock options granted was calculated using the BSM option-pricing model with the following assumptions:

	Year ended March 31,
	2015	2014	2013
Weighted average fair value of options granted	$1.01	$0.94	$0.72
Risk-free interest rate	1.19%	0.70%	0.54%
Volatility	64.85%	61.51%	63.00%
Expected life in years	4.0	3.5	4.0
Expected dividend yield	0.00%	0.00%	0.00%

Schedule of Stock Options

During fiscal years 2015, 2014 and 2013, the following activity occurred under the Company’s stock option plan:

	Number of options	Weighted- average exercise price	Weighted- average remaining contractual life in years	Aggregate intrinsic value
Balance at March 31, 2012	3,000,657	$9.11	3.97	$—
Granted	1,172,000	1.50	—
Exercised	—	—	—
Forfeited	(1,084,462)	7.39	—

Balance at March 31, 2013	3,088,195	$6.86	3.42	$37
Granted	1,128,980	2.12	—
Exercised	(13,375)	1.62	—
Forfeited	(742,460)	8.85	—

Balance at March 31, 2014	3,461,340	$4.91	2.77	$5,901
Granted	2,252,781	2.04	—
Exercised	(11,625)	1.62	—
Forfeited	(733,636)	4.54	—

Balance at March 31, 2015	4,968,860	$3.67	2.03	$—

Vested or expected to vest as of March 31, 2015	4,312,021	$3.92	1.98	$—
Exercisable at March 31, 2015	1,719,343	$6.35	1.58	$—

Schedule of Deferred Share Plan

During fiscal years 2015, 2014 and 2013, the following activity occurred under the Company’s deferred share plan:

	Year ended March 31,
	2015	2014	2013
Balance at beginning of year	103,750	60,000	30,000
Granted	44,226	63,750	30,000
Exercised	—	(20,000)	—
Forfeited	—	—	—

Balance at end of year	147,976	103,750	60,000

Schedule of Restricted Share Plan

During fiscal years 2015, 2014 and 2013, the following activity occurred under the Company’s restricted share plan:

	Number of time-based RSU	Weighted- average fair value	Number of performance- based RSU	Weighted- average fair value
Balance at March 31, 2012	230,950	$5.82	364,125	$5.82
Granted	2,483,000	1.28	197,000	1.27
Exercised	(140,313)	3.93	—	—
Forfeited	(741,801)	1.43	(473,500)	4.19

Balance at March 31, 2013	1,831,836	$1.59	87,625	$4.37
Granted	350,000	1.82	4,750,000	1.50
Exercised	(617,729)	1.73	—	—
Forfeited	(421,260)	1.35	(737,500)	1.59

Balance at March 31, 2014	1,142,847	$1.67	4,100,125	$1.54
Granted	595,309	2.19	—	—
Exercised	(542,818)	1.86	—	—
Forfeited	(182,452)	1.53	(698,125)	1.84

Balance at March 31, 2015	1,012,886	$1.90	3,402,000	$1.48

Summary of Stock-Based Compensation Expenses

A summary of the stock-based compensation expense included in the Consolidated Statements of Operations for fiscal years 2015, 2014 and 2013 are as follows:

	Year ended March 31,
	2015	2014	2013
Research and development	$894	$360	$328
Selling, general and administrative	5,016	3,243	2,956

Total stock-based compensation expense	$5,910	$3,603	$3,284